PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of Property and equipment

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
Motor vehicles	¥4,741,366	¥5,097,921	$780,376
Office equipment and fixtures	1,436,210	1,427,475	218,514
Production equipment	30,181,761	30,484,556	4,666,495
Total property and equipment	36,359,337	37,009,952	5,665,385
Less: accumulated depreciation	(6,602,458)	(7,931,774)	(1,214,175)
Property and equipment, net	¥29,756,879	¥29,078,178	$4,451,210